Investment Properties - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about investment property [abstract]
Reversal of impairment loss	$ 107	$ 3	$ 83	$ 27